Expense Example {- Templeton Global Balanced Fund} - Templeton Global Balanced Fund-31 - Templeton Global Balanced Fund	May 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 668
3 years	937
5 years	1,226
10 years	2,048
Class A1
Expense Example:
1 year	496
3 years	769
5 years	1,064
10 years	1,901
Class C
Expense Example:
1 year	301
3 years	640
5 years	1,106
10 years	2,397
Class C1
Expense Example:
1 year	266
3 years	533
5 years	926
10 years	2,026
Class R
Expense Example:
1 year	151
3 years	487
5 years	847
10 years	1,863
Class R6
Expense Example:
1 year	89
3 years	308
5 years	545
10 years	1,226
Advisor Class
Expense Example:
1 year	100
3 years	331
5 years	582
10 years	$ 1,300